Expense Example - Great-West Small Cap Value Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	76	237	411	918	111	355	618	1,371